MERCHANDISE TRUSTS - Contractual Maturities of Debt Securities Held in Merchandise Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Merchandise Trusts - Fixed maturities - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	$ 208	$ 68	$ 76
1 year through 5 years	628	1,010	879
6 years through 10 years	264	163	179
More than 10 years	16	16	11
U.S. governmental securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	112
1 year through 5 years	30	137	78
6 years through 10 years	246	108	54
More than 10 years	16
Corporate debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	96	68	76
1 year through 5 years	598	873	801
6 years through 10 years	$ 18	55	125
More than 10 years		$ 16	$ 11